State Tax-Free Funds	07/01/2018 to 06/30/2019

ICA File Number: 811-04521
Registrant Name: T. Rowe Price State Tax-Free Funds, Inc.
Reporting Period: 07/01/2018 - 06/30/2019

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4521

T. Rowe Price State Tax-Free Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Ryan Nolan
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: 2/28

Date of reporting period: 07/01/2018 to 06/30/2019

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price State Tax-Free Funds, Inc.

By (Signature and Title) /s/ David Oestreicher
David Oestreicher, Principal Executive Officer

Date September 6, 2019

======================== California Tax-Free Bond Fund =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================== California Tax-Free Money Fund ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================== Georgia Tax-Free Bond Fund ==========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==================== Maryland Short-Term Tax-Free Bond Fund ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================= Maryland Tax-Free Bond Fund ==========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================= Maryland Tax-Free Money Fund =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================== New Jersey Tax-Free Bond Fund =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================= New York Tax-Free Bond Fund ==========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================= New York Tax-Free Money Fund =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================= Virginia Tax-Free Bond Fund ==========================

INGEVITY CORP.

Ticker:       NGVT           Security ID:  45688C107
Meeting Date: APR 25, 2019   Meeting Type: Annual
Record Date:  FEB 25, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Jean S. Blackwell        For       For          Management
1.2   Elect Director Luis Fernandez-Moreno    For       For          Management
1.3   Elect Director J. Michael Fitzpatrick   For       For          Management
1.4   Elect Director Diane H. Gulyas          For       For          Management
1.5   Elect Director Richard B. Kelson        For       For          Management
1.6   Elect Director Frederick J. Lynch       For       For          Management
1.7   Elect Director Karen G. Narwold         For       For          Management
1.8   Elect Director Daniel F. Sansone        For       For          Management
1.9   Elect Director D. Michael Wilson        For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors
4     Amend Certificate of Incorporation to   For       For          Management
      Eliminate Supermajority Vote
      Requirements

--------------------------------------------------------------------------------

WESTROCK CO.

Ticker:       WRK            Security ID:  96145D105
Meeting Date: FEB 01, 2019   Meeting Type: Annual
Record Date:  DEC 07, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Colleen F. Arnold        For       For          Management
1b    Elect Director Timothy J. Bernlohr      For       For          Management
1c    Elect Director J. Powell Brown          For       For          Management
1d    Elect Director Michael E. Campbell      For       For          Management
1e    Elect Director Terrell K. Crews         For       For          Management
1f    Elect Director Russell M. Currey        For       For          Management
1g    Elect Director John A. Luke, Jr.        For       For          Management
1h    Elect Director Gracia C. Martore        For       For          Management
1i    Elect Director James E. Nevels          For       For          Management
1j    Elect Director Timothy H. Powers        For       For          Management
1k    Elect Director Steven C. Voorhees       For       For          Management
1l    Elect Director Bettina M. Whyte         For       For          Management
1m    Elect Director Alan D. Wilson           For       For          Management
2     Amend Certificate of Incorporation      For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Ratify Ernst & Young LLP as Auditors    For       For          Management

========== END NPX REPORT